Loss Per Share	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Loss Per Share
9.
LOSS PER SHARE

The calculations of the basic and diluted loss per share are based on the following data:

	For the six months ended June 30,
	2026	2025
(In thousands, except per share data)
Loss:
Loss for the period attributable to owners of the Company for the purpose of calculating basic loss per share	$(8,774)	$(12,536)

Number of shares:
Weighted average number of Ordinary Shares for the purpose of calculating basic and diluted loss per share	2,174	1,103

Loss per Ordinary Shares Outstanding – Basic and Diluted	$(4.04)	$(11.37)

The diluted loss per share for the six months ended June 30, 2025 and 2026 does not include the effect of the following instruments held as of June 30, 2025 and 2026 as their inclusion would be anti-dilutive:

	As of June 30,
(In thousands)	2026	2025
Unvested restricted shares	23	5
Share options	37	256
Apollomics Private Warrants	619	619
Apollomics Public Warrants	10,350	10,350
Penny Warrants	8	8

In addition to the instruments presented above, the Group has excluded from the computation of diluted loss per share the potential ordinary shares issuable upon conversion of the Convertible Note described in Note 15. Because the Convertible Note converts at a discount to the price of the Group’s next equity financing, which had not occurred and had not been priced as of June 30, 2026, the number of ordinary shares issuable upon conversion was not determinable as of that date and therefore has not been included in the table above. In any event, the potential dilutive effect of the Convertible Note would be anti-dilutive given the Group’s net loss position for the period. See Note 22 for discussion of the Convertible Note’s conversion subsequent to June 30, 2026.